Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2020
Remeasurements of defined benefit plans [member]
Statement [LineItems]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
At beginning of period	¥72,425	¥76,102	¥22,774
Gains (losses) arising during the period, before tax	(88,950)	(40,329)	73,662
Income tax (expense) benefit for changes arising during the period	27,028	12,407	(22,492)
Amount attributable to non-controlling interests	(29)	53	45
Share of other comprehensive income (loss) of associates and joint ventures	(333)	760	58
Transfer from other reserves to retained earnings	(12,694)	23,432	2,055

At end of period	¥(2,553)	¥72,425	¥76,102

Available-for-sale financial assets [member]
Statement [LineItems]
Movement of Reserves
The movements of the
available-for-sale
financial assets reserve for the fiscal year ended March 31, 2018 were as follows:

For the fiscal year ended March 31,
2018
(In millions)
At beginning of period	¥1,929,894
Gains (losses) arising during the period, before tax	582,435
Income tax (expense) benefit for changes arising during the period	(184,128)
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)
Income tax benefit for reclassification adjustments	84,745
Amount attributable to non-controlling interests	(15,653)
Share of other comprehensive income (loss) of associates and joint ventures	5

At end of period	¥2,122,260

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
At beginning of period	¥113,334	¥125,987	¥181,374
Gains (losses) arising during the period, before tax	(78,742)	22,517	(75,409)
Income tax (expense) benefit for changes arising during the period	2,288	343	3,152
Reclassification adjustments for (gains) losses included in net profit, before tax	204	(37,247)	49
Income tax (expense) benefit for reclassification adjustments	(62)	131	(15)
Amount attributable to non-controlling interests	2,741	4,430	9,014
Share of other comprehensive income (loss) of associates and joint ventures	(11,503)	(2,827)	7,822

At end of period	¥28,260	¥113,334	¥125,987

Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]
Statement [LineItems]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
At beginning of period	¥1,730,607	¥1,718,937
Gains (losses) arising during the period, before tax	(178,166)	21,936
Income tax (expense) benefit for changes arising during the period	54,206	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(96,624)	(6,071)
Income tax benefit for reclassification adjustments	29,590	1,844
Amount attributable to non-controlling interests	(2)	53,769
Share of other comprehensive income (loss) of associates and joint ventures	231	1,368
Transfer from other reserves to retained earnings	(39,829)	(64,158)

At end of period	¥1,500,013	¥1,730,607

Common stock [Member]
Statement [LineItems]
Number of Shares
The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2020		2019		2018
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,399,401,420	3,800,918	1,414,443,390	3,884,968	1,414,055,625	4,028,883
Net change	(26,229,864)	(155,875)	(15,041,970)	(84,050)	387,765	(143,915)

At end of period	1,373,171,556	3,645,043	1,399,401,420	3,800,918	1,414,443,390	3,884,968

Preferred stock [Member]
Statement [LineItems]
Number of Shares
The following table shows the number of shares of preferred stock at March 31, 2020 and 2019.

	At March 31, 2020		At March 31, 2019
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—